UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04710

The Asia Pacific Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 3/31/2010

Date of reporting period: 9/30/2009

Item 1 – Reports to Stockholders

The Asia Pacific

Fund, Inc.

Semi-Annual Report

September 30, 2009

www.asiapacificfund.com

Directors

Michael J. Downey, Chairman

Jessica M. Bibliowicz

David J. Brennan

Robert H. Burns

Robert F. Gunia

Douglas Tong Hsu

Duncan M. McFarland

David G. P. Scholfield

Nicholas T. Sibley

Officers

Brian A. Corris, President

Grace C. Torres, Vice President

M. Sadiq Peshimam, Treasurer and Chief Financial Officer

Deborah A. Docs, Secretary and Chief Legal Officer

Andrew R. French, Assistant Secretary

Valerie M. Simpson, Chief Compliance Officer

Theresa C. Thompson, Deputy Chief Compliance Officer

Investment Manager

Baring Asset Management (Asia) Limited

1901 Edinburgh Tower

15 Queen’s Road Central

Hong Kong

Administrator

Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102-4077

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Transfer Agent

Computershare Trust Company N.A.

P.O. Box 43011

Providence, RI 02940-3011

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legal Counsel

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30, 2009 were not audited and, accordingly, no opinion is expressed on them.

This report, including the financial statements herein, is transmitted to the shareholders of The Asia Pacific Fund, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The Asia Pacific Fund, Inc.

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102-4077

For general information on the Fund, please call (toll-free) the Altman Group, our shareholders’ servicing agent toll-free at:

1-(888) 4-ASIA-PAC

Current information about the Fund is available on its website (http://www.asiapacificfund.com). This website includes monthly updates of the Fund’s performance and other data as well as the Manager’s quarterly presentation of performance and asset allocations and comments on the current Asian outlook.

The Fund’s CUSIP number is 044901106

APBS

The Asia Pacific Fund, Inc.

As of September 30, 2009 (Unaudited)

OUR TOLL-FREE LINE:

1-888-4-ASIA-PAC

For further information on the Fund, please call. In addition, the Fund makes available monthly certain portfolio information. If you would like to receive this information please call the toll-free number indicated above.

Statistics

Total Net Assets	$105,967,544
Shares Outstanding	10,344,073
Net Asset Value	$10.24
Equity	98.3%(a)

Total Returns (US Dollar terms)

Period	Market Price(b)	NAV(c)
3 months ended 09/30/09	15.5%	15.2%
6 months ended 09/30/09	55.4%	51.7%
9 months ended 09/30/09	50.8%	46.7%
1 Year ended 09/30/09	34.8%	23.9%
3 Year ended 09/30/09	39.9%	33.8%
5 Year ended 09/30/09	117.2%	111.1%
10 Years ended 09/30/09	232.8%	182.0%
Since inception(d)	662.3%	686.1%
Since inception(d)(e)	9.5%	9.6%

Other Information

Ticker Symbol	APB
Primary Exchange	NYSE
Dividend Repurchase Program	Yes

Footnote section

(a)	Expressed as a percentage of total investments.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. These calculations do not include brokerage commissions.
(c)	This information represents the historical net asset value per share performance of The Asia Pacific Fund, Inc. Net asset value per share performance has been computed by the Investment Manager and is calculated assuming reinvestment of dividends and distributions. Because net asset value per share performance does not reflect market price, it is not the same as total investment return.
(d)	Investment operations commenced on May 4, 1987.
(e)	Average annual return.

Portfolio Characteristics

(As of September 30, 2009)

Top Ten Equity Holdings*

(% of Total Net Assets)

Samsung Electronics Co. Ltd.	5.4%
Taiwan Fertilizer Co. Ltd.	2.7%
Far Eastern Textile Ltd.	2.6%
Cathay Financial Holding Co. Ltd.	2.4%
China Construction Bank Corp.	2.4%
CNOOC Ltd.	2.4%
Hyundai Motor Co.	2.4%
Hynix Semiconductor, Inc.	2.3%
Largan Precision Co. Ltd.	2.1%
China Life Insurance Co. Ltd.	2.0%

* Excluding short-term investments

Equity Country Weightings

(% of Total Net Assets)

China (including Hong Kong)	42.1%
South Korea	22.0%
Taiwan	20.3%
Singapore	6.6%
Indonesia	4.1%
Malaysia	1.8%
Thailand	1.2%
Philippines	0.5%
India	0.4%
Cash & Other	1.0%

Sector Breakdown: Top Ten Industries**

(% of Total Net Assets)

Information Technology	18.2%
Materials	13.6%
Banking	12.9%
Real Estate-Developers	12.3%
Consumer Discretionary	11.1%
Diversified Financials	10.8%
Industrials	9.1%
Energy	6.1%
Consumer Staples	3.9%
Mutual Fund	1.7%

** Including short-term investments

REPORT OF THE INVESTMENT MANAGER

For the period from March 31 to September 30, 2009 (Unaudited)

PERFORMANCE

During the six month period ended September 30, 2009, the Fund’s net asset value (NAV) per share increased by US$3.49, from US$6.75 to US$10.24. In percentage terms, the Fund’s total return performance was 51.7%. This compares with the return of its reference index, the MSCI All Country Far East Ex-Japan Gross Index (“Index”), of +57.7%. The Fund’s share price rose by US$3.45, from US$6.23, to US$9.68. In percentage terms, the share price increased by 55.4%.

The chart below illustrates the Fund’s NAV performance per share during the period:

Source: Baring Asset Management

Local Currencies vs. the US Dollar

Currency US$/Local rate	March 31, 2009	June 30, 2009	Sept. 30, 2009	March 31 - Sept. 30, 2009 Change %
North Asia
South Korean Won	1,383	1,274	1,178	17.4
New Taiwan Dollar	33.91	32.81	32.15	5.5
Chinese Renminbi	6.83	6.83	6.83	0.0
Hong Kong Dollar	7.75	7.75	7.75	0.0
ASEAN
Indonesian Rupiah	11,555	10,208	9,665	19.6
Singapore Dollar	1.52	1.45	1.41	7.9
Thai Baht	35.47	34.07	33.41	6.2
Malaysian Ringgit	3.65	3.52	3.46	5.3
Philippine Peso	48.33	48.13	47.38	2.0
Indian Rupee	50.74	47.91	48.11	5.5

Source: Baring Asset Management, Factset.

STOCK MARKET PERFORMANCE

March 31 to September 30, 2009

Country - Index	March 31 to June 30, 2009 Market Change % US $	June 30 to Sept. 30, 2009 Market Change % US $	March 31 to Sept. 30, 2009 Market Change % US $
North Asia
MSCI Korea	25.1	34.5	68.3
MSCI Hong Kong	35.8	14.4	55.3
MSCI Taiwan	25.0	23.1	54.0
MSCI China	35.8	7.9	46.5
ASEAN
MSCI Indonesia Free	54.9	38.1	113.9
MSCI Thailand Free	53.8	20.0	84.6
MSCI Singapore Free	46.0	19.4	74.3
MSCI Malaysia Free	28.1	14.8	47.0
MSCI Philippines Free	24.4	15.2	43.4
South Asia
MSCI India	59.8	19.6	91.2
MSCI All Country Far East Free Ex Japan	32.5	19.1	57.7

Source: Baring Asset Management, Factset.

COUNTRY ALLOCATION*

Country	March 31, 2009	June 30, 2009**	Sept. 30, 2009
North Asia	82.2%	77.9%	84.4%
Hong Kong/China	44.7	41.6	42.1
South Korea	19.1	17.3	22.0
Taiwan	18.4	19.0	20.3
ASEAN	15.9	17.9	14.2
Indonesia	2.0	2.1	4.1
Philippines	0.0	0.6	0.5
Malaysia	3.2	2.7	1.8
Singapore	8.4	9.3	6.6
Thailand	2.3	3.2	1.2
South Asia
India	0.5	1.0	0.4
Cash & Other	1.4	3.2	1.0

* Rounded up to the nearest tenth of one percent

** Note: In calculating the exposure to China, the market value of the futures contracts is subtracted from the common stock exposure and the equivalent futures value is offset to the cash position.

PORTFOLIO & MARKET REVIEW

The six-month period ending September 30, 2009 saw a substantial rally in global and regional equity markets, perhaps one of the strongest over the last 100 years. Asian equity markets, as measured in aggregate by the Index, recorded a rise of 57.7% in US dollar terms. The top three performing markets in the Index were Indonesia (+113.9%), India (+91.2%) and Thailand (+84.6%). The bottom three were the Philippines (+43.4%), China (+46.5%) and Malaysia (+47.0%). With the exception of the Hong Kong dollar and the Chinese Renminbi, Asian currencies strengthened against a weak US dollar.

The relative underperformance against the Index can be attributed partly to asset allocation (overweight China and underweight Thailand) and partly to stock selection mainly in China (including Hong Kong). At the individual stock level, positive contributors included Hyundai Motor, Hana Financial and Hyundai Mobis. Conversely, detractors at the individual stock level included Anhui Conch Cement, Innolux Display and our underweight position in LG Chemical.

During the period, global investors were relieved that the state of the US banking system was not as dire as had been feared, based on a relatively favourable result of a stress test conducted by the US Treasury, followed by better-than-expected quarterly banking earnings and stability returning to the inter-bank lending market. In addition, at the macroeconomic level, signs of ‘green shoots’ started to emerge in the US and other developed countries. In Asia, the Chinese economy continued to lead, with visible signs of strong recovery observed in infrastructure and construction, domestic consumption and real estate. In addition, the final phase of de-stocking by consumers and businesses around the globe, together with the recovery of domestic demand in China, resulted in a bounce in the share prices of raw material suppliers in a number of sectors, including technology hardware components and primary resources (especially energy, gold and base metals). Moreover, favourable electoral outcomes in Indonesia and India, combined with a surprise investment by China Mobile in Far Eastone Telecom in Taiwan, sparked investors’ enthusiasm.

Our overall strategy has been to increase exposure to more economically sensitive cyclical assets. Over the period, the Fund retained its overweight stance in China. We raised the Fund’s exposure to Indonesia, Korea and Taiwan, funded out of Singapore, Malaysia and Thailand. Cash balances were maintained at low levels. In terms of sector activity, we increased the Fund’s exposure to materials, consumer discretionary and financials, funded out of telecoms, utilities, technology and consumer staples.

China remained one of the strongest investment themes in the Fund. We continue to believe that the medium to long-term prospects for China are highly attractive. Only the export sector remained sluggish, caused by the continuing de-stocking and weak demand from OECD countries. In terms of Asian equity markets’ valuation, even allowing for the markets’ strong rise over the period, the average price-to-earnings and price-to-book ratios are only slightly above their long-term averages.

Baring Asset Management (Asia) Ltd.

October 30, 2009

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

September 30, 2009

(Unaudited)

Shares	Description	Value (Note 1)
	LONG-TERM INVESTMENTS—99.0%
	EQUITIES
	CHINA (INCLUDING HONG KONG)—42.1%
460,000	Aluminum Corp. of China Ltd. (Class “H” Shares)	$502,139
	(Materials)
1,014,000	Angang Steel Co. Ltd. (Class “H” Shares)	1,904,999
	(Materials)
286,000	Anhui Conch Cement Co. Ltd. (Class “H” Shares)	1,906,039
	(Materials)
873,000	BOC Hong Kong Holdings Ltd.	1,914,956
	(Banking)
85,000	Cheung Kong Holdings Ltd.	1,078,671
	(Real Estate-Developers)
2,468,000	China CITIC Bank (Class “H” Shares)	1,627,277
	(Banking)
3,229,000	China Construction Bank Corp. (Class “H” Shares)	2,579,017
	(Banking)
248,000	China Everbright Ltd.	563,836
	(Diversified Financials)
479,000	China Life Insurance Co. Ltd. (Class “H” Shares)	2,085,954
	(Diversified Financials)
254,000	China Mengniu Dairy Co. Ltd.	650,236
	(Consumer Staples)
767,650	China Merchants Bank Co. Ltd. (Class “H” Shares)	1,711,601
	(Banking)
598,000	China Merchants Holdings International Co. Ltd.	1,983,032
	(Industrials)
694,200	China Metal Recycling Holdings Ltd.(a)	768,542
	(Materials)
474,000	China National Building Material Co. Ltd. (Class “H” Shares)	1,115,575
	(Materials)

Shares	Description	Value (Note 1)
693,680	China Overseas Land & Investment Ltd.	$1,500,129
	(Real Estate-Developers)
462,000	China Resources Land Ltd.	1,012,221
	(Real Estate-Developers)
679,000	China Shanshui Cement Group Ltd.	507,276
	(Materials)
400,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,749,269
	(Energy)
472,000	China Shipping Development Co. Ltd. (Class “H” Shares)	596,848
	(Industrials)
1,900,000	CNOOC Ltd.	2,554,564
	(Energy)
670,000	CNPC Hong Kong Ltd.	530,810
	(Energy)
968,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	1,029,196
	(Consumer Discretionary)
906,000	Fushan International Energy Group Ltd.	607,893
	(Materials)
3,000,000	GOME Electrical Appliances Holdings Ltd.	801,285
	(Consumer Discretionary)
219,000	Henderson Land Development Co. Ltd.	1,441,152
	(Real Estate-Developers)
1,667,000	K. Wah International Holdings Ltd.	546,342
	(Real Estate-Developers)
1,460,000	Lenovo Group Ltd.	649,931
	(Information Technology)
492,000	New World Development Co. Ltd.	1,058,904
	(Real Estate-Developers)
608,000	Nine Dragons Paper Holdings Ltd.	782,942
	(Materials)

See Notes to Financial Statements.

Shares	Description	Value (Note 1)
	CHINA (INCLUDING HONG KONG)—(continued)
135,000	Orient Overseas International Ltd.	$689,802
	(Industrials)
192,000	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	1,523,603
	(Diversified Financials)
255,500	Ports Design Ltd.	638,251
	(Consumer Discretionary)
912,000	Shun Tak Holdings Ltd.	691,939
	(Industrials)
1,514,000	Sinofert Holdings Ltd.	672,016
	(Materials)
143,200	Sinopharm Group Co.(a) (Class “H” Shares)	362,894
	(Consumer Staples)
92,000	Sun Hung Kai Properties Ltd.	1,355,656
	(Real Estate-Developers)
1,255,500	Techtronic Industries Co.	1,041,653
	(Consumer Discretionary)
32,300	Tencent Holdings Ltd.	525,549
	(Information Technology)
189,600	Wynn Macau Ltd.(a)	246,601
	(Consumer Discretionary)
404,000	Yanzhou Coal Mining Co. Ltd. (Class “H” Shares)	582,799
	(Energy)
303,000	Zhuzhou CSR Times Electric Co. Ltd. (Class “H” Shares)	527,021

	(Industrials)
		44,618,420

	INDIA—0.4%
30,075	Mphasis Ltd.	416,942

	(Information Technology)

	INDONESIA—4.1%
957,000	Bank Rakyat Indonesia	742,628
	(Banking)
279,000	PT Astra International Tbk	962,716
	(Consumer Discretionary)
29,405,500	PT Bakrieland Development Tbk(a)	1,125,715
	(Real Estate-Developers)
183,500	PT Indo Tambangraya Megah Tbk	460,411
	(Energy)

Shares	Description	Value (Note 1)
1,225,000	PT Telekomunikasi Indonesia Tbk	$1,096,353

	(Telecommunications)
		4,387,823

	MALAYSIA—1.8%
1,298,200	AirAsia Berhad(a)	525,131
	(Industrials)
680,000	Genting Berhad	1,347,819

	(Consumer Discretionary)
		1,872,950

	PHILIPPINES—0.5%
16,840,000	Megaworld Corp	533,136

	(Real Estate-Developers)

	SINGAPORE—6.6%
468,000	CapitaLand Ltd.	1,235,907
	(Real Estate-Developers)
181,000	City Developments Ltd.	1,326,036
	(Real Estate-Developers)
623,000	Genting Singapore PLC(a)	495,339
	(Consumer Discretionary)
402,000	Neptune Orient Lines, Ltd.	507,976
	(Industrials)
841,000	Olam International Ltd.	1,492,564
	(Consumer Staples)
352,000	Wilmar International Ltd.	1,579,271
	(Consumer Staples)
206,000	Yanlord Land Group Ltd.	333,426

	(Real Estate-Developers)
		6,970,519

	SOUTH KOREA—22.0%
53,910	Hana Financial Group, Inc.	1,857,624
	(Banking)
144,900	Hynix Semiconductor, Inc.(a)	2,434,984
	(Information Technology)
8,031	Hyundai Mobis	1,128,055
	(Consumer Discretionary)
26,601	Hyundai Motor Co.	2,517,302
	(Consumer Discretionary)
36,382	KB Financial Group, Inc.(a)	1,868,119
	(Banking)
14,469	LG Electronics, Inc.	1,541,150
	(Consumer Discretionary)
6,260	LG Innotek Co. Ltd.	674,746
	(Information Technology)

See Notes to Financial Statements.

Shares	Description	Value (Note 1)

	SOUTH KOREA—(continued)
49,740	LG International Corp.	$1,333,999
	(Industrials)
4,045	POSCO	1,671,899
	(Materials)
30,729	Samsung Card Co. Ltd.	1,377,035
	(Diversified Financials)
8,254	Samsung Electronics Co. Ltd.	5,709,323
	(Information Technology)
30,090	Shinhan Financial Group Co. Ltd.	1,200,280

	(Banking)
		23,314,516

	TAIWAN—20.3%
940,340	Asia Cement Corp.	1,053,012
	(Materials)
1,554,000	Cathay Financial Holding Co. Ltd.	2,581,299
	(Diversified Financials)
245,000	Epistar Corp.	884,036
	(Information Technology)
26,600	Epistar Corp., GDR(a)	409,906
	(Information Technology)
2,339,292	Far Eastern Textile Ltd.(b)	2,743,291
	(Industrials)
810,000	Formosa Epitaxy, Inc.	1,248,460
	(Information Technology)
1,455,000	Fubon Financial Holding Co. Ltd.(a)	1,642,917
	(Diversified Financials)
36,420	InnoLux Display Corp.	46,335
	(Information Technology)
173,000	Largan Precision Co. Ltd.	2,270,934
	(Information Technology)
34,340	MediaTek, Inc.	572,547
	(Information Technology)
1,240	Novatek Microelectronics Corp. Ltd.	2,931
	(Information Technology)
771,000	Synnex Technology International Corp.	1,642,824
	(Information Technology)
804,000	Taiwan Fertilizer Co. Ltd.	2,876,073
	(Materials)
3,772,000	United Microelectronics Corp.	1,847,984
	(Information Technology)

Shares	Description	Value (Note 1)
2,277,000	Yuanta Financial Holding Co. Ltd.	$1,685,722

	(Diversified Financials)
		21,508,271

	THAILAND—1.2%
46,700	Bangkok Bank PCL (Class “F” Shares)	171,928
	(Banking)
7,458,500	Quality Houses PCL (Class “F” Shares)	535,780
	(Real Estate-Developers)
68,100	PTT PCL (Class “F” Shares)	534,038

	(Energy)
		1,241,746

	Total equities	104,864,323

Units
	RIGHTS
	SINGAPORE
124,600	Genting Singapore PLC(a) (Consumer Discretionary) (cost $0)	27,863

	Total long-term investments (cost $80,201,134)	104,892,186

	SHORT-TERM INVESTMENT—1.7%
	MONEY MARKET MUTUAL FUND
Shares
	UNITED STATES
1,765,551	JPMorgan Prime Money Market Fund/Premier (cost $1,765,551)	1,765,551

	Total Investments—100.7% (cost $81,966,685) (Note 4)	106,657,737
	Liabilities in excess of other assets—(0.7%)	(690,193)

	Net Assets—100.0%	$105,967,544

The following annotations are used in the Portfolio of Investments:

GDR—Global Depository Receipt

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.

See Notes to Financial Statements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$44,618,420	$—	$—
India	416,942	—	—
Indonesia	4,387,823	—	—
Malaysia	1,872,950	—	—
Philippines	533,136	—	—
Singapore	6,970,519	—	—
South Korea	23,314,516	—	—
Taiwan	21,098,365	—	409,906
Thailand	1,241,746	—	—
Rights
Singapore	27,863	—	—
Money Market Mutual Fund	1,765,551	—	—

	106,247,831	—	409,906
Other Financial Instruments*	—	—	—

Total	$106,247,831	$—	$409,906

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Equities	Rights	Warrants	Other Financial Instruments (OFI)
Balance as of 03/31/09	$—	$—	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	64,106	—	—	—
Net purchases (sales)	345,800	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 9/30/09	$409,906	$—	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 was as follows:

Information Technology	18.2%
Materials	13.6
Banking	12.9
Real Estate-Developers	12.3
Consumer Discretionary	11.1
Diversified Financials	10.8
Industrials	9.1
Energy	6.1
Consumer Staples	3.9
Mutual Fund	1.7
Telecommunications	1.0

100.7
Liabilities in excess of other assets	(0.7)

Total	100.0%

See Notes to Financial Statements.

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Investments	$27,863	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$27,434

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights
Equity contracts	$27,863

See Notes to Financial Statements.

THE ASIA PACIFIC FUND, INC.

Statement of Assets and Liabilities

September 30, 2009

(Unaudited)

Assets
Investments, at value (cost $81,966,685)	$106,657,737
Foreign currency (cost $470,581)	473,472
Receivable for investments sold	527,548
Prepaid assets	146,508
Dividends and interest receivable	51,636

Total assets	107,856,901

Liabilities
Payable for investments purchased	1,302,997
Accrued expenses and other liabilities	459,615
Investment management fee payable	85,383
Administration fee payable	21,346
Payable to custodian	20,016

Total liabilities	1,889,357

Net Assets	$105,967,544

Net assets comprised:
Common stock, at par	$103,441
Paid-in capital in excess of par	130,484,304

130,587,745
Undistributed net investment income	225,402
Accumulated net realized loss on investments and foreign currency transactions	(49,507,326)
Net unrealized appreciation on investments and foreign currencies (net of tax)	24,661,723

Net Assets, September 30, 2009	$105,967,544

Net Assets Value per share: ($105,967,544 / 10,344,073 shares of common stock outstanding)	$10.24

See Notes to Financial Statements.

THE ASIA PACIFIC FUND, INC.

Statement of Operations

Six Months Ended September 30, 2009

(Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $158,023)	$1,299,477

Total income	1,299,477

Expenses
Investment management fee	461,983
Administration fee	115,496
Legal fees and expenses	98,000
Custodian’s fees and expenses	93,000
Directors’ fees and expenses	90,000
Reports to shareholders	72,000
Insurance expense	65,000
Audit fees and expenses	20,000
Transfer agent’s fees and expenses	15,000
Registration expenses	12,000
Miscellaneous	31,596

Total expenses	1,074,075

Net investment income	225,402

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Transactions
Net realized gain (loss) on:
Investment transactions (net of capital gains tax)	14,400,675
Foreign currency transactions	(110,008)
Futures transactions	27,434

14,318,101

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in capital gains tax)	21,563,440
Foreign currencies	(3,018)

21,560,422

Net gain on investments and foreign currency transactions	35,878,523

Net Increase in Net Assets
Resulting From Operations	$36,103,925

See Notes to Financial Statements.

THE ASIA PACIFIC FUND, INC.

Statement of Changes in Net Assets

(Unaudited)

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2009	Year Ended March 31, 2009

Operations

Net investment income	$225,402	$1,196,548

Net realized gain (loss) on investments, foreign currency and futures transactions	14,318,101	(62,399,192)

Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,560,422	(40,644,816)

Net increase (decrease) in net assets resulting from operations	36,103,925	(101,847,460)

Dividends from net investment income (Note 1)	—	(455,139)

Distributions paid from capital gains (Note 1)	—	(52,309,975)

Total dividends and distributions	—	(52,765,114)

Total increase (decrease)	36,103,925	(154,612,574)

Net Assets

Beginning of period	$69,863,619	$224,476,193

End of period	$105,967,544	$69,863,619

(a) Includes undistributed net investment income of:	$225,402	$—

See Notes to Financial Statements.

THE ASIA PACIFIC FUND, INC.

Notes to Financial Statements

(Unaudited)

The Asia Pacific Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The Fund’s investment objective is to achieve long-term capital appreciation through investment of at least 80% of investable assets in equity securities of companies in the Asia Pacific countries.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates and assumptions.

Securities Valuation Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value has been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposal of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value on the date the New York Stock Exchange is open for trading.

Foreign Currency Translation The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of short-term securities, holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the US dollar equivalent amounts actually received or paid. Net currency gains (losses) from valuing foreign currency denominated assets, other than investment securities, and liabilities at fiscal period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of US companies as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Stock Index Futures Contracts A stock index futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a stock index futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on stock index futures contracts.

The Fund may utilize stock index futures contracts for hedging and investment purposes. Should market prices for the futures contracts or the underlying assets move in ways not anticipated by the Fund, losses may result. The use of futures contracts for hedging and investment purposes involves the risk of imperfect correlation in the movements in prices of futures contracts and the underlying assets being hedged or the exposures desired by the Fund.

Security Transactions and Net Investment Income Security transactions are recorded on the trade date. Realized and unrealized gains (losses) from security and foreign currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income and expenses are recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Actual results may differ from such estimates.

Dividends and Distributions Dividends from net investment income, if any, are declared and paid at least annually in a manner that qualifies for the dividends-paid deduction. The Fund’s current intention is to distribute at least annually any net capital gains in excess of net capital loss carryforwards in a manner that avoids income and excise taxes being imposed on the Fund. Dividends and distributions are recorded on the ex-dividend date. The Fund may choose to satisfy the foregoing by making distributions in cash, additional Fund shares, or both.

The Fund could determine in the future to retain net long-term capital gains in respect of any fiscal year without affecting the ability of the Fund to qualify as a regulated investment company. In that case, the Fund would be subject to taxation on the retained amount and shareholders subject to U.S. federal income taxation would be required to include in income for tax purposes their shares of the undistributed amount and would be entitled to credits or refunds against their U.S. federal income tax liabilities with respect to their proportionate shares of the tax paid by the Fund.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Taxes It is the Fund’s current intention to continue to meet the requirements of the US Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gain to shareholders. Therefore, no federal income tax provision is required. If the Fund determines in the future to retain capital gains, the Fund will provide for all required taxes.

Withholding taxes on foreign dividends and interest and foreign capital gains tax is accrued in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 2. Investment Management and Administration Agreements

The Fund has a management agreement with Baring Asset Management (Asia) Limited (the "Investment Manager") and an administration agreement with Prudential Investments LLC (the "Administrator").

The investment management fee is computed weekly and payable monthly at the following annual rates: 1.00% of the Fund’s average weekly net assets up to $100 million and 0.70% of such assets in excess of $100 million.

The administration fee is also computed weekly and payable monthly at the following annual rates: 0.25% of the Fund’s average weekly net assets up to $200 million and 0.20% of such assets in excess of $200 million.

Pursuant to the agreements, the Investment Manager provides continuous supervision of the investment portfolio and the Administrator provides occupancy and certain clerical, administrative and accounting services for the Fund. Both the Investment Manager and the Administrator pay the cost of compensation of certain directors and officers of the Fund. The Fund bears all other costs and expenses.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2009 aggregated $111,829,207 and $111,833,511 respectively. 160 index futures contracts were bought and sold/closed with an aggregate value of $8.42 million and $8.45 million, respectively.

Note 4. Tax Information

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation on a tax basis as of September 30, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$83,226,703	$24,380,766	$(949,732)	$23,431,034

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. Capital

There are 30 million shares of $0.01 par value common stock authorized.

Note 6. Borrowings

The Fund currently is a party to a committed credit facility with a bank. The credit facility provides for a maximum commitment of $15,000,000 or 20% of the Fund's net assets, whichever is less. Interest on any borrowings under the credit facility will be at LIBOR plus 1.00%. The Fund pays a commitment fee of .13% on the unused portion of the facility. The commitment fee is accrued daily and paid quarterly. The Fund's obligations under the credit facility are secured by substantially all the assets of the Fund. The purpose of the credit facility is to assist the Fund with its general cash flow requirements, including the provision of portfolio leverage. For the six months ended September 30, 2009, there were no borrowings under this credit facility.

Note 7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through November 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recog-nition or disclosure in the financial statements.

Note 8. New Accounting Pronouncements

In June 2009, the Financial Accounting Standard Board (FASB) released Statement of Financial Accounting Standard No. 166, Accounting for Transfers of Financial Assets (FAS 166) and Statement of Financial Accounting Standard 167, Amendments to FASB Interpretation No. 46(R) (FAS 167), which change the ways entities account for securitizations and special purpose entities. FAS 166 will require more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a "qualifying special-purpose entity," changes the requirements for derecognizing financial assets, and requires additional disclosures. FAS 167 changes how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The application of FAS 166 and FAS 167 is required for fiscal years beginning after November 15, 2009 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 166 and FAS 167 and their impact on the financial statements has not been determined.

THE ASIA PACIFIC FUND, INC.

Financial Highlights

(Unaudited)

Per Share Operating Performance:	Six Months Ended September 30, 2009		Year ended March 31,
			2009	2008		2007		2006		2005
Net asset value, beginning of period	$6.75		$21.70	$24.03		$20.54		$16.62		$14.90

Net investment income	0.02		0.12	0.09		0.08		0.11		0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.47		(9.97)	5.73		6.37		4.49		1.69

Total from investment operations	3.49		(9.85)	5.82		6.45		4.60		1.87

Less dividends and distributions:
Dividends from net investment income	—		(0.04)	(0.91)		(0.20)		(0.12)		(0.15)
Distributions paid from capital gains	—		(5.06)	(7.24)		(2.76)		(0.56)		—

Total dividends and distributions	—		(5.10)	(8.15)		(2.96)		(0.68)		(0.15)

Net asset value, end of period	$10.24		$6.75	$21.70		$24.03		$20.54		$16.62

Market value, end of period	$9.68		$6.23	$19.75		$21.22		$18.39		$14.65

Total investment return(a)	55.4%		(41.95)%	28.68%		30.39%		30.32%		6.48%

Ratios to Average Net Assets:
Total expenses (including loan interest)(c)	2.32	%(d)	1.95%	1.54	%(b)	1.78	%(b)	2.24	%(b)	2.01	%(b)
Net investment income	0.49	%(d)	0.79%	0.31%		0.35%		0.61%		1.18%
Supplemental Data:
Average net assets (000 omitted)	$92,144		$151,467	$297,765		$230,490		$184,611		$155,484
Portfolio turnover rate	123	%(e)	220%	105%		86%		122%		73%
Net assets, end of period (000 omitted)	$105,968		$69,864	$224,476		$248,532		$212,419		$171,933

(a)	Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each fiscal period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. These calculations do not include brokerage commissions. Total returns for periods of less than a full year are not annualized.
(b)	The expense ratio without loan interest expense would have been 1.52%, 1.68%, 1.78% and 1.94% for the fiscal years ended March 31, 2008, 2007, 2006 and 2005, respectively.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

Shown above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the years indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund’s shares.

See Notes to Financial Statements.

Board of Directors’ Approval of Continuance of Investment Management Agreement

At a meeting held on May 15, 2009, the Board of Directors of the Fund (the “Board”), including a majority of the disinterested directors (the “Directors”), approved the continuance of the investment management agreement (the “Investment Management Agreement”) between the Fund and Baring Asset Management (Asia) Limited (the “Investment Manager”). Prior to acting on the continuance of the Investment Management Agreement, the Directors considered the factors discussed below.

Factors Considered by the Board

Prior to approval of the continuance of the Investment Management Agreement, the Directors had evaluated information provided by the Investment Manager. They reviewed the Investment Management Agreement with the Investment Manager and with experienced Fund counsel, who are independent of the Investment Manager, and who advised on the relevant legal standards.

Based on their experience gained as Fund Directors, the Directors considered their knowledge of the nature and quality of the services provided by the Investment Manager to the Fund and their overall confidence in the Investment Manager’s integrity and competence. The Directors noted that they receive presentations at regular Board meetings from the Investment Manager on the investment results of the Fund and review extensive materials and information provided by the Investment Manager.

The Directors also considered all other factors they believed relevant, including the specific matters described below. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors.

The Directors determined that the selection of the Investment Manager to manage the Fund and the overall arrangements between the Fund and the Investment Manager, including the investment management fee, as provided in the Investment Management Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the Directors’ determinations include the following:

Nature, extent and quality of services provided by the Investment Manager

The Directors considered the scope and quality of services provided by the Investment Manager under the Investment Management Agreement, including the quality of the investment research capabilities of the Investment Manager and the other resources it has dedicated to performing services for the Fund. They noted the professional experience of the Fund’s portfolio management team and other senior personnel of the Investment Manager. The Directors concluded that they were satisfied with the nature, extent and quality of services provided to the Fund under the Investment Management Agreement.

Costs of Services Provided and Profitability to the Investment Manager

The Directors reviewed a schedule of the expenses and assets under management for 2008 and the estimated profitability of the Investment Management Agreement to the Investment Manager for 2008. The Directors reviewed the Investment Manager’s memorandum describing the assumptions and methods of allocation of estimated costs of managing the Fund in 2008 and in preparing Fund-specific profitability data.

The Directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on profitability of the Investment Manager’s relationship with the Fund before taxes. The Directors concluded that they were satisfied that the Investment Manager’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The Directors considered the benefits to the Investment Manager from its relationship with the Fund other than fees payable under the Investment Management Agreement, including but not limited to soft dollar arrangements whereby the Investment Manager receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund, on an agency basis. The Directors recognized that the Investment Manager’s profitability would be somewhat lower without these benefits. The Directors also believe that the Investment Manager derives reputational and other benefits from its association with the Fund.

Investment Results

The Directors considered the investment results of the Fund as compared to other funds investing in one or more of the Asia Pacific countries as provided by Standard & Poor’s Micropal (“S&P Micropal”). The Directors also reviewed information showing performance of the Fund compared to the MSCI All Countries Combined Far East Free Ex-Japan Index (the “Index”) and to funds in the S&P Micropal Universe of Asia Pacific funds over the 1-, 3-, 5- and 10-year, and 3- and 6-month, periods ended March 31, 2009. The Directors noted that the Fund’s net asset value performance had been above that of the Index and of the S&P Micropal average for Asia Pacific funds for the 3- and 5-year periods, and below that of the Index and S&P Micropal for the 3- and 6-month and 1-year periods. The Directors concluded that the Fund’s investment performance was satisfactory.

Advisory Fees

The Directors considered the advisory fee rate paid by the Fund to the Investment Manager and information prepared by Lipper, Inc. (“Lipper”) concerning fee rates paid by other funds in the same Lipper category as the Fund, that is, “Pacific Ex Japan Funds.” The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. Nonetheless, the Directors noted that the Fund’s advisory fee as a percentage of average net assets was competitive with the average of Lipper’s Pacific Ex Japan Funds. The information reviewed by the Directors showed that the Fund’s effective fee rate under the Investment Management Agreement for calendar 2008 was .88%, as compared to Lipper’s Pacific Ex Japan Funds’ average of .93%.

The Directors also considered the fees the Investment Manager charges the only other registered investment company it manages, which invests in China, and with the Investment Manager’s other clients with investment objectives similar to those of the Fund. The Directors noted that the Investment Manager’s only other registered investment company client’s advisory fee schedule and combined advisory/administrative fee schedule were each higher than the Fund’s comparable fee schedules. They also noted that the advisory fee schedules for other institutional accounts with a comparable investment objective were lower and the Investment Manager’s representation that fees charged to these accounts were lower because they did not entail the same regulatory, supervisory or compliance costs that are incurred with respect to registered closed-end funds. The Investment Manager indicated that for some of these other institutional clients there are also performance fees. The Directors noted that the application of such institutional fee schedule to the Fund’s level of assets would have resulted in a fee that would have been lower than that resulting from the Investment Management Agreement.

The Investment Manager reviewed with the Directors the significantly greater scope of services it provides to the Fund relative to institutional clients. In light of this information, the Directors did not place significant weight on the fee comparisons with institutional accounts.

Economies of Scale

The Directors considered that the Fund is a closed-end fund and that it was not expected to have meaningful asset growth absent a rights offering or an acquisition. In such circumstances, they did not view the potential for realization of economies of scale as the Fund’s assets grow to be a meaningful factor in their deliberations. The Directors noted, however, that the advisory fee schedule for the Fund contains a breakpoint at $100 million so that, when assets exceed the breakpoint, the fee rate is reduced from 1.00% to .70% on the incremental assets. The Directors concluded that the Fund’s breakpoint arrangements established a reasonable basis for realizing economies of scale should they exist.

Supplemental Proxy Information

An Annual Meeting of Stockholders was held on August 13, 2009. At such meeting the stockholders elected the following Class I and Class II Directors.

Approval of Directors

Class I	Affirmative Votes Cast	Shares Withheld
Robert H. Burns	7,866,421	913,713

Class II	Affirmative Votes Cast	Shares Withheld
Jessica M. Bibliowicz	8,459,496	320,638
Douglas Tong Hsu	6,535,461	2,244,672
David G.P. Scholfield	8,119,399	660,735

Additional Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters and within 60 days of the fiscal quarter end. Once filed, the Fund’s Form N-Q is available without charge on the SEC’s website (http//www.sec.gov) or by calling the Fund toll free at 1-(888) 4-ASIA-PAC. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

Information regarding the Fund’s proxy voting policies and procedures and its proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at its toll free number 1-(888) 4-ASIA-PAC on the cover of this report and on the SEC’s website (http//www.sec.gov) or on or through the Fund’s website address (www.asiapacificfund.com).

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ BRIAN A. CORRIS
Brian A. Corris
President and Principal Executive Officer

Date November 25, 2009

By (Signature and Title)*	/S/ M. SADIQ PESHIMAM
M. Sadiq Peshimam
Treasurer and Chief Financial Officer

Date November 25, 2009

*	Print the name and title of each signing officer under his or her signature.